UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas   October 8, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  $43,905 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
ASBURY AUTOMOTIVE             EQUITY            043436104   978   35000       SH       SOLE                 35000       0     0
BLOOMIN BRANDS INC.           EQUITY            094235108   1627  98900       SH       SOLE                 98900       0     0
CERADYNE INC.                 EQUITY            156710105   1146  46921       SH       SOLE                 46921       0     0
CROCS Inc.                    EQUITY            227046109   1621  100000      SH       SOLE                 100000      0     0
ENDEAVOR INTERNATIONAL        EQUITY            29259G200   1940  200600      SH       SOLE                 200600      0     0
ENERGY PARTNERS LTD.          EQUITY            26883D108   3340  164634      SH       SOLE                 164634      0     0
GREEN DOT CORP.               EQUITY            39304D102   1590  130000      SH       SOLE                 130000      0     0
GLU MOBILE INC.               EQUITY            379890106   1920  413900      SH       SOLE                 413900      0     0
GULFPORT ENERGY CORP          EQUITY            402635304   2970  95000       SH       SOLE                 95000       0     0
GASTAR EXPLORATION            EQUITY            367299203   550   331113      SH       SOLE                 331113      0     0
LENDER PROCESSING SERVICES    EQUITY            52602E102   2092  75000       SH       SOLE                 75000       0     0
LSB INDUSTRIES                EQUITY            502160104   2837  64657       SH       SOLE                 64657       0     0
NATIONAL CINEMEDIA INC        EQUITY            635309107   2397  146400      SH       SOLE                 146400      0     0
NETSPEND HOLDINGS             EQUITY            64118V106   2900  295000      SH       SOLE                 295000      0     0
OMNIAMERICAN BANCORP INC      EQUITY            68216R107   298   13100       SH       SOLE                 13100       0     0
OBAGI MEDICAL PRODUCTS        EQUITY            67423R108   2166  174540      SH       SOLE                 174540      0     0
THE PANTRY INC.               EQUITY            698657103   1447  99459       SH       SOLE                 99459       0     0
PENSKE AUTOMOTIVE             EQUITY            70959W103   1120  37208       SH       SOLE                 37208       0     0
PRIMORIS SERVICES CORP        EQUITY            74164F103   1798  137800      SH       SOLE                 137800      0     0
RUSH ENTERPRISES INC          EQUITY            781846209   1932  100295      SH       SOLE                 100295      0     0
SAFEGUARD SCIENTIFICS INC     EQUITY            786449207   2816  179500      SH       SOLE                 179500      0     0
SUNOPTA INC                   EQUITY            8676EP108   2561  400831      SH       SOLE                 400831      0     0
VIEWPOINT FINANCIAL GROUP     EQUITY            92672A101   1859  97000       SH       SOLE                 97000       0     0
    Page Column Totals                                      43905